Definition of Terms in Fund Name	Jun. 29, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks high income that is exempt from federal income taxes with a secondary objective of capital appreciation. However, certain distributions paid by certain funds may be subject to federal income taxes. In addition, a portion of the income may be subject to the alternative minimum tax. Under normal circumstances, the Trust will invest at least 80% of its assets in ETFs which invest at least 80% of their assets in municipal bonds. The Trust will invest in ETFs that have significant exposure to high yield municipal bonds. In addition, the Trust has a fundamental policy to invest its assets so that at least 80% of its income that it distributes will be exempt from federal income taxes.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The ETFs were selected by the First Trust Advisors Model Investment Committee (the “Committee”) through a dynamic approach based on the below factors and the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000 and at least 6 months of trading history). The Committee also considers the underlying fund holding’s credit ratings, prioritizing ETFs that hold securities with lower rates of default. The following factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each municipal asset type that aids the Committee in determining ETF allocations for the Trust’s portfolio. The municipal asset types considered include short-term, core and high yield municipal bonds. Based on this holistic review, the Committee selects the ETFs that it believes have the best potential to achieve the Trust’s investment objectives.

•	Interest Rate Outlook/Duration. The duration of a bond is a measure of its price sensitivity to interest rate movements based on the bond’s weighted average term to maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The duration of the portfolio will be no longer than 125% of the Committee’s High Income Municipal Model benchmark and no shorter than 75% of the benchmark as of the Initial Date of Deposit. The Municipal High Income Model Benchmark is made up of the following: 45% of the Bloomberg Municipal Revenue 10 Year Index, 35% of the Bloomberg Municipal High Yield 10 Year Index and 20% of the Bloomberg Municipal Revenue 1 Year Index. The duration of the benchmark was 5.03 as of May 29, 2026, and the weighted average duration of the ETFs held by the Trust was 5.62.
•	Asset Type Valuation. Asset type valuation is a determination of the attractiveness of a municipal asset type on the basis of valuation. The Committee evaluates the relative value offered by different municipal asset types by analyzing yields (prioritizing ETFs with higher yields, i.e., the expected amount of income from a security relative to the market price of the security), spread (yield of one municipal security to the yield of another municipal asset type), credit fundamentals (metrics impacting overall credit risk for municipal securities, including rate of default), credit quality (limiting the maximum weight of high-yield credit to 65% of Trust assets) and supply and demand trends across various municipal securities (including new issue supply and maturity of the underlying securities). The Trust has no criteria relating to maturity.
•	Municipal Bond Fundamentals. Municipal bond fundamentals are metrics that impact a particular municipality (i.e. changes to a municipality, such as a decrease in its population, that may affect such municipality’s ability to levy and collect taxes), including default rates and municipal revenues (revenue that supports payment of the debt service for a municipal bond). The Committee considers the trailing 12-month default rate for high yield securities categorically and prioritizes ETFs holding securities with lower rates of default. The fundamentals are closely monitored and evaluated for trends that inform the Committee if risk is improving or deteriorating.

The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best-suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.